INVENTORY - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 4,782	$ 681
Work in process	3,001	2,138
Total inventory	$ 7,783	$ 2,819